ALL OTHER LIABILITIES	12 Months Ended
Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
ALL OTHER LIABILITIES
NOTE 14. ALL OTHER LIABILITIES

December 31	2022	2021
Sales discounts and allowances(a)	$3,950	$3,903
Equipment projects and other commercial liabilities	1,422	1,392
Product warranties (Note 24)	1,075	930
Employee compensation and benefit liabilities	3,339	3,336
Interest payable	352	276
Taxes payable	578	397
Environmental, health and safety liabilities (Note 24)	248	351
Derivative instruments (Note 22)	420	261
Other	746	1,051
All other current liabilities	$12,130	$11,896

Equipment projects and other commercial liabilities	$2,192	$2,421
Product warranties (Note 24)	885	800
Operating lease liabilities (Note 6)	2,089	2,496
Uncertain and other income taxes and related liabilities	2,459	2,631
Alstom legacy legal matters (Note 24)	455	567
Environmental, health and safety liabilities (Note 24)	2,166	2,066
Interest payable	—	179
Other	816	693
All other non-current liabilities	$11,063	$11,853
Total All other liabilities	$23,193	$23,749
(a) Primarily comprise amounts payable to airlines based on future aircraft deliveries by airframers and discounts on spare parts and repair sales at our Aerospace segment.